Interest Income and Expense (Tables)	3 Months Ended
Jan. 31, 2026
Interest Income and Expense [Abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following tables present interest income

and interest expense by basis of accounting

measurement.
Interest Income
(millions of Canadian dollars) For the three months ended
January 31, 2026 January 31, 2025
Measured at amortized cost 1 $ 17,561 $ 19,844

Measured at FVOCI – Debt instruments 1 1,163 902
18,724 20,746
Measured or designated at FVTPL 1,913 2,061
Measured at FVOCI – Equity instruments 59 65
Total $ 20,696 $ 22,872
Interest income is calculated using EIRM.
Interest Expense
(millions of Canadian dollars) For the three months ended
January 31, 2026 January 31, 2025
Measured at amortized cost 1 $ 9,152 $ 11,820

Measured or designated at FVTPL 2,755 3,186
Total $ 11,907 $ 15,006
Interest expense is calculated using EIRM.